Intangibles, Net (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Intangibles, Net [Abstract]
Land use rights under capital lease	$ 4,746,119	$ 4,843,458
Less: accumulated amortization	(472,082)	(425,701)
Less: impairment reserve	(2,208,668)	(2,253,966)
Total	$ 2,065,369	$ 2,163,791